Financial Conglomerate (Details)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Operational Ratios
Tier I Regulatory Capital	R$ 76,969.9	R$ 77,571.5	R$ 66,481.7
Principal Capital	69,919.9	71,006.3	61,389.5
Supplementary Capital	7,050.1	6,565.2	5,092.2
Tier II Regulatory Capital	12,591.3	6,554.5	5,083.8
Regulatory Capital (Tier I and II)	89,561.3	84,126.0	71,565.5
Credit Risk	527,119.3	478,303.5	407,786.2
Market Risk	15,122.2	15,846.3	20,235.2
Operational Risk	58,499.8	57,419.4	47,965.5
Total RWA	R$ 600,741.3	R$ 551,569.2	R$ 475,986.9
Basel I Ratio	12.81	14.06	13.97
Basel Principal Capital	11.64	12.87	12.90
Basel Regulatory Capital	14.91	15.25	15.04